Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payments under the remaining operating leases

The Company’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2020 for the next five years is as follows:

Twelve months ending December 31,	Minimum lease payment
2021	$431,467
2022	98,082
Thereafter	—
Total minimum payments required	$529,549